CONVERTIBLE PREFERRED STOCK (Schedule of call date and redemption multiplier of cnonvertible preferred stock) (Detail) (Convertible Preferred Stock [Member], Preferred Class A [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Preferred Stock Redemption Multiplier	1.48	1.41
Subsequent Event [Member]
Preferred Stock Redemption Multiplier	1.56